Sycuan Funds

Sycuan Value Fund

Supplement dated March 14, 2007

to the Prospectus and Statement of Additional Information

dated January 30, 2008

Effective March 14, 2007, the name of the Fund is changed from “Sycuan US Value Fund” to the “Sycuan Value Fund”.

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This supplement and the Prospectus dated January 30, 2008 provide the information a prospective investor ought to know before investing and should be retained for future reference.